Other financial assets	12 Months Ended
Dec. 31, 2019
Other financial assets [Abstract]
Disclosure of other financial assets [Text block]

13Other financial assets

Other current financial assets

In 2019, Other current financial assets decreased by EUR 435 million from EUR 436 million in 2018 to EUR 1 million in 2019. In 2019, according to Philips' overall objective to fully divest its ownership of Signify, Philips sold all of its remaining shares in Signify for total proceeds of EUR 549 million. A cumulative gain of EUR 114 million was recognized in other comprehensive income and reclassified to retained earnings upon disposal.

In 2018, Other current financial assets increased by EUR 434 million from EUR 2 million in 2017 to EUR 436 million in 2018, reflecting mainly the interest in Signify of 16.5% as of December 31, 2018 (refer to Interests in entities).

Other non-current financial assets

The changes during 2019 were as follows:

Philips Group

Other non-current financial assets

in millions of EUR

2019

	Non-current financial assets at FVTP&L	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2019	116	198	46	360
Changes:
Acquisitions/additions	48	15	11	75
Sales/redemptions/reductions	(48)	(109)	(17)	(174)
Value adjustment through OCI	-	(33)	-	(33)
Value adjustment through P&L	18	-	-	18
Translation differences and other	1	2	-	3
Reclassifications	1	(1)	(1)	(1)
Balance as of December 31, 2019	136	72	40	248

Philips Group

Other non-current financial assets

in millions of EUR

2018

	Non-current financial assets at FVTP&L	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2018	104	369	114	587
Changes:
Acquisitions/additions	30	1	14	45
Sales/redemptions/reductions	(20)	(18)	(78)	(116)
Value adjustment through OCI	-	(164)		(164)
Value adjustment through P&L	(2)		-	(1)
Translation differences and other	2	12	(4)	10
Reclassifications	2	(2)	-	-
Balance as of December 31, 2018	116	198	46	360

The company’s investments in Other non-current financial assets mainly consist of investments in common shares of companies in various industries. At December 31, 2019, equity investments of EUR 45 million (2018: EUR 172 million) are accounted under the FVTOCI category based on the company's election at initial recognition mainly because such investments are neither held for trading purposes nor primarily for their increase in value and the elected presentation is considered to reflect the nature and purpose of the investment.

In 2019, the main movements in Other non-current financial assets at FVTOCI related to the sale of the company's investment in Corindus Vascular Robotics for total proceeds of EUR 102 million. A cumulative gain of EUR 84 million was recognized in other comprehensive income and reclassified to retained earnings upon disposal. Value adjustments through OCI in 2019 mainly related to Luminescence and Corindus (refer to Fair value of financial assets and liabilities). Value adjustments through OCI in 2018 mainly related to Luminescence.

In 2019, a cumulative gain of EUR 204 million (2018: 0 million) was realized upon disposal of investments at FVOCI and reclassified from OCI to retained earnings.